Investments (Details Textuals 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Noncredit OTTI losses on fixed maturity securities, net of DAC, included in accumulated other comprehensive income (loss)	$ 33	$ (202)